Other income (Details) - Eurostars/Innosuisse - CHF (SFr) SFr in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2023	Oct. 31, 2019	Dec. 31, 2019	Jun. 30, 2023	Dec. 31, 2022
Other income
Amount of grant awarded			SFr 500
Proceeds from grants	SFr 120	SFr 380
Other receivables				SFr 0	SFr 120